Mosaic Income Trust

Mosaic High Yield Fund
Mosaic Government Fund
Mosaic Bond Fund

Semiannual Report
June 30, 1998
(unaudited)

Mosaic Funds

Mosaic Income Trust
Letter to Shareholders
June 30, 1998

Period in Review

The semi-annual period ended June 30, 1998 was generally positive for domestic bond holders. While the U.S. bond markets provided stability for investors from around the world, all eyes were focused on the economic and financial situation in Southeast Asia, particularly Japan. Asian woes hit home during the second quarter when the manufacturing sector of the U.S. economy slowed noticeably. The slowdown could be largely attributed to a decrease in exports due to the strength of the U.S. dollar, which makes U.S.-made products relatively expensive and Asian products cheaper. This trade drag was offset by a healthy domestic economy which sparked demand and produced accumulating inventories which, together, allowed the overall economy to continue to grow at a healthy clip. At the same time, price competition from cheap imports kept a lid on domestic pricing power, with inflation registering under 2% for the first six months of this year. Against this largely disinflationary backdrop, U.S. interest rates were able to grind lower despite strong economic growth, with long-term Treasury yields falling 0.30%, and short-term Treasury rates down 0.25%.

As the balance of 1998 unfolds, we see a continued slowdown in U.S. manufacturing and softness in most commodities indices. These factors relieve much of the near-term pressure on the Federal Reserve to raise interest rates, which would lower the value of bonds and bond funds. This optimism, however, is tempered by concerns over the labor market, where the unemployment rate remains near multi-decade lows and wage inflation continues to expand at a pace in excess of 4%. We fully expect the economic woes in Southeast Asia to continue to affect the U.S. economy and remain watchful for any turn of events, which could signal a change in the direction of the dollar/yen relation-ship. Such a change from yen weakness to sustainable strength could have a profound impact on the near-term direction of U.S. interest rates.


Fund Performance

The total return for the Mosaic Government Fund for the six months ended June 30, 1998 was 3.03% including income and market value appreciation. Mosaic Government Fund's 30-day yield declined only nine basis points from 4.87% at December 31, 1997 to 4.78% at June 30, 1998, despite the overall decline in market interest rates during the period. Over the last 12 months, the Government Fund's total return (income plus price) stands at 8.79%.

Mosaic Bond Fund's total return for the six month period was 2.55%, including income and market value appreciation, while the total return over the last twelve months was 6.84%. The Bond Fund's 30-day yield declined from 5.17% on December 31, 1997 to 5.03% on June 30, 1998.

The high yield market has posted exceptionally strong results for the past seven years. That trend continued in the first half of 1998, albeit at a slower pace. This is not surprising given the continued strength of the stock market, to which the high yield market most closely correlates. The Mosaic High Yield Fund produced a total return of 4.19% during the first half of 1998 and 9.16% for the past twelve months. Merger and acquisition activity involving companies this fund is invested in had a positive impact on per-formance. In particular, results were enhanced by our investment in Digital Equipment Company, which was acquired by Compaq and by Sprint Corp. announcing that they will be assuming ownership and management control of Sprint Spectrum. On the down side was Golden Books Family Entertainment, whose operating results were below expectations. This strong market environment has driven the high yield market to all-time high valuation levels. With our outlook for a slower economy and building corporate earnings pressures, we feel that the market environment will be more difficult in the second half of 1998. Accordingly, we have chosen to position the portfolio in a somewhat more cautious and defensive posture, while still maintaining an attractive yield. We believe that this strategy should serve our shareholders well for the remainder of 1998.

We appreciate your confidence in Mosaic Income Trust, and reaffirm our commitment to providing you with competitive yields and total returns to be consistent with your investment objectives.

Sincerely,

(signature)

Christopher C. Berberet, CFA
Vice President


(signature)

Jay R. Sekelsky, CFA
Vice President

High Yield Fund
Portfolio of Investments - June 30, 1998 (unaudited)


Credit Rating                                        Principal
Moody's S&P                                          Amount     Value

               CORPORATE DEBT SECURITIES: 93.7% of Net Assets

               AIRLINES:
Ba2  BB   Northwest Airlines, 8.7%, 3/15/07          $100,000    $106,250

               CABLE TELEVISION:
B1   BB-  CSC Holdings, Inc, Senior Subordinated
          Debenture, 9.875%, 2/15/13                  200,000     222,000
Ba3  BB-  Century Communications Corporation, Senior
          Notes, 8.875%, 1/15/07                      200,000     212,500
Baa3 BBB- TCI Communications Inc., Senior Notes, 8%,
          8/1/05                                      100,000     109,750

               CHEMICALS:
Ba2  B    Harris Chemical North America, Inc., 10.75%,
          10/15/03                                    100,000     105,875
B3   B+   Sterling Chemical Inc., Senior Subordinated
          Notes, 11.75%, 8/15/06                      150,000     149,625

               CONSUMER PRODUCTS:
B1   CCC+ Golden Books Publications Inc., Senior Notes,
          7.65%, 9/15/02                              200,000     156,500
B3   B    Outboard Marine, Notes Series A, 8.625%,
          3/15/01                                     100,000      98,000
B2   B    Revlon Consumer Products Corporation, Senior
          Notes, 8.125%, 2/1/06                       100,000      99,625

               FINANCIAL:
Ba2  BB+  Korea Development Bank, 7.25%, 5/15/06      150,000     122,062
Ba3  BB-  Navistar Financial Corp., Senior
          Subordinated Notes, 8.875%, 11/15/98        150,000     151,313
B1   B    Trump Atlantic Assoc, 11.25%, 5/1/06        150,000     146,250

               FOREST AND PAPER PRODUCTS:
B1   B+   Container Corporation, Senior Notes, 9.75%,
          4/1/03                                      100,000     107,750
B3   B    Crown Paper, Senior Subordinated Notes, 11%,
          9/1/05                                      175,000     190,750
B3   B-   Stone Container, Corp., Senior Subordinated
          Debentures, 10.75%, 4/1/02                  100,000     101,750

               HOMEBUILDING:
Ba3  BB   D R Horton Inc., 10%, 4/15/06               156,000     168,870
B1   B+   Ryland Group, Inc., Senior Subordinated
          Notes, 10.5%, 7/15/02                       100,000     104,000

               HOSPITAL MANAGEMENT:
Ba3  BB-  Tenet Healthcare Corporation, Senior
          Subordinated Notes, 8.625%, 1/15/07          200,000     208,000

               INDUSTRIAL:
Ba3  B    Advanced Micro Devices, Senior Notes, 11%,
          8/1/03                                       150,000     159,375
Ba3  B+   Apple South Inc., Senior Notes, 9.75%,6/1/06 200,000     214,500
B3   B+   Globalstar LP, Senior Notes, 11.25%, 6/15/04 100,000      97,500
Ba1  BB   Westinghouse Electric Corporation, Debentures,
          8.625%, 8/1/12                               200,000     220,000

               MANUFACTURING:
Ba3  BB-  American Standard Company, 7.375%, 2/1/08    175,000     172,375
B1   NR   Exide Corporation, Senior Notes, 10%,4/15/05 100,000     104,000

               OIL & GAS:
Ba3  BB   Clark Oil & Refining Corp, Senior Notes,
          9.5%, 9/15/04                                200,000     205,750
Ba1  BB+  Oryx Energy Comp, Notes, 8.125%, 10/15/05    100,000     108,125

               RADIO & TV BROADCASTING:
B3   NR   SFX Broadcasting, Inc., Senior Subordinated
          Notes, 11.375%, 10/1/00                      250,000  $  264,062
B1   BB-  Viacom, Inc, Subordinated Debentures, 8%,
          7/7/06                                       200,000     206,500

               RETAIL-FOOD:
B1   B+   Chiquita Brands International Inc., Senior
          Notes, 10.25%, 11/1/06                       100,000     108,750
Caa3 CCC+ Super Markets General Holding Co.,
          Subordinated Notes, 11.625%, 6/15/02         200,000     201,000

               RETAIL-SPECIALTY STORES:
Ba2  BB-  Michael's Stores, Inc., Senior Notes, 10.875%,
          6/15/06                                      131,000     145,410

               TECHNOLOGY:
Ba1  NR   Digital Equipment Corporation, Debentures,
          8.625%, 11/1/12                              200,000     251,500
Ba1  BBB  Seagate Technology Inc, Senior Notes, 7.37%,
          3/1/07                                       250,000     248,125

               TELECOMMUNICATIONS:
C    D    CAI Wireless Systems, Inc., Senior Notes,
          12.25%, 9/15/02                              256,000      56,320
Caa1 CCC  Dictaphone Corp., Senior Subordinated Notes,
          11.75%, 8/1/05                               100,000     101,500
B3   B-   Iridium LLC/CAP, 13%, 7/15/05                100,000     107,250
B2   B    Paging Network, Senior Subordinated Notes,
          10.125%, 8/1/07                              100,000     104,500
Ba2  B+   Sprint Spectrum, L.P., Senior Notes, 11%,
          8/15/06                                      200,000     230,500

               UTILITIES:
Ba3  BB   CMS Energy, Senior Notes, 8.125%, 5/15/02    150,000     154,688
Ba3  BB-  Toledo Edison, Debentures, 8.7%, 9/1/02      150,000     159,562

          TOTAL CORPORATE DEBT SECURITIES (Cost $6,229,340)     $6,182,162

          REPURCHASE AGREEMENT: 3.9% of Net Assets
             With Donaldson, Lufkin & Jenrette Securities
             Corporation issued 6/30/98 at
             5.50%, due 7/1/98 collateralized by $260,815
             in United States Treasury Notes due
             7/31/98.  Total proceeds at maturity are
             $254,039. (Cost $254,000)                             254,000

     TOTAL INVESTMENTS (Cost $6,483,340)+                       $6,436,162

     CASH AND RECEIVABLES LESS LIABILITIES: 2.4% of Net Assets     160,484

     TOTAL NET ASSETS: 100%                                     $6,596,646

Government Fund
Portfolio of Investments - June 30, 1998 (unaudited)


Credit Rating                                             Principal
Moody's S&P                                               Amount       Value

               U.S. GOVERNMENT OBLIGATIONS: 95.3% of Net Assets

               U.S. TREASURY NOTES:
Aaa  AAA United States Treasury Note, 7.25%, 5/15/04       $450,000    $488,318
Aaa  AAA United States Treasury Note, 7.125%, 2/29/00       150,000     153,779
Aaa  AAA United States Treasury Note, 5.875%, 11/15/05      775,000     789,531
Aaa  AAA United States Treasury Note, 5.625%, 2/15/06       250,000     250,980
Aaa  AAA United States Treasury Note, 6.25%, 4/30/01        500,000     509,395
Aaa  AAA United States Treasury Note, 7.75%, 2/15/01        350,000     368,774
Aaa  AAA United States Treasury Note, 6.5%, 10/15/06        300,000     318,489

               MORTGAGE BACKED SECURITIES:
Aaa AAA Federal Home Loan Mortgage Corporation,6.5%,3/1/09 315,366 317,731 Aaa NR Federal Home Loan Mortgage Corporation, 5.75%,
         4/15/08                                            250,000     249,068
Aaa  NR  Federal National Mortgage Association, 5.75%,
         2/15/08                                            250,000     248,703
Aaa  NR  Federal National Mortgage Association, 5.75%,
         4/15/03                                            550,000     550,852
Aaa  NR  Federal National Mortgage Association, 5.75%,
         6/15/05                                            350,000     350,182
Aaa  NR  Federal National Mortgage Association, 6.65%,
         3/8/06                                             325,000     329,245
Aaa  AAA Government National Mortgage Association, 7.00%,
         9/20/27                                            390,675     395,432

      TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $5,210,371)             5,320,479

      REPURCHASE AGREEMENT: 3.5% of Net Assets
      With Donaldson, Lufkin & Jenrette Securities
      Corporation issued 6/30/98 at 5.50%,
      due 7/1/98, collaterized by $204,339 in United
      States Treasury Notes due 7/31/98.  Total proceeds
      at maturity are $199,000. (Cost $199,000)                         199,000

   TOTAL INVESTMENTS (Cost $5,409,371)+                              $5,519,479

      CASH AND RECEIVABLES LESS LIABILITIES:
         1.2% of Net Assets                                              65,133

      TOTAL NET ASSETS: 100%                                         $5,584,612

Bond Fund
Portfolio of Investments - June 30, 1998 (unaudited)


Credit Rating                                             Principal
Moody's S&P                                               Amount       Value

               COLLATERALIZED MORTGAGE BACKED SECURITIES: 8.8% of Net Assets

Aaa  AAA   Ryland Acceptance Corporation Series 76 Class B,
           9%, 8/1/18                                       $ 85,689    $90,489

TOTAL COLLATERALIZED MORTGAGE BACKED SECURITIES (Cost $86,809)           90,489

               CORPORATE DEBT SECURITIES: 38.1% of Net Assets

               CONSUMER PRODUCTS-CYCLICAL:
A2   A     Disney (Walt), Senior Notes, 6.75%, 3/30/01       $40,000    $40,600
Baa3 BBB-  Tommy Hilfiger, 6.5%, 6/1/03                       40,000     39,900

               CONSUMER PRODUCTS-FOOD & BEVERAGE:
A3   A+    Coca-Cola Enterprises, Inc., Notes, 7.875%, 2/1/02 20,000     21,225

               CONSUMER RETAIL:
A2   A     GAP Inc., Notes, 6.9%, 9/15/07                     40,000     42,000
Baa1 BBB   Kohls Corporation, Notes, 6.7%, 2/1/06             40,000     40,700

               FINANCIALS:
A1   A     Ford Motor Credit Corporation, Notes,7.75%,3/15/05 40,000     43,350
Aa3  AA-   Merrill Lynch & Company, Inc., Notes, 7%, 1/15/07  40,000     41,900
A1   A+    Morgan Stanley Group Dean Witter, Notes, 6.375%,
           8/1/02                                             40,000     40,450

               TECHNOLOGY-HARDWARE:
Baa2 BBB-  Lexmark International, 6.75%, 5/15/08              40,000     40,100

               TECHNOLOGY-SEMICONDUCTORS/ELECTRONICS:
A2   A-    Arrow Electronics, Inc., Senior Notes,7.0%,1/15/07 40,000     42,300

   TOTAL CORPORATE DEBT SECURITIES (Cost $387,297)                      392,525

               U.S. GOVERNMENT OBLIGATIONS: 40.4% of Net Assets
Aaa  AAA   Federal National Mortgage Assoc., 5.75%, 6/15/05   75,000     75,039
Aaa  AAA   US Treasury Note, 6.25%, 5/31/00                  140,000    141,850
Aaa  AAA   US Treasury Note, 6.25%, 4/30/01                  155,000    157,911
Aaa  AAA   US Treasury Note, 6.25%, 8/31/02                   40,000     41,040

    TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $415,451)                   415,840

               REPURCHASE AGREEMENT: 11.4% of Net Assets
         With Donaldson, Lufkin & Jenrette Securities
         Corporation issued 6/30/98 at 5.50%,
         due 7/1/98, collaterized by $120,139 in United
         States Treasury Notes due 7/31/98.  Total proceeds
         at maturity are $117,018. (Cost $117,000)                      117,000

    TOTAL INVESTMENTS (Cost $1,006,556)+                             $1,015,854

    CASH AND RECEIVABLES LESS LIABILITIES: 1.3% of Net Assets            13,679

   TOTAL NET ASSETS: 100%                                            $1,029,533


Notes to the Portfolio of Investments:

+        Equals aggregate cost for federal income tax purposes (See Note 4.)
Moody's  Moody's Investors Services, Inc.
S&P      Standard & Poor's Corporation
NR       Not Rated

Statement of Assets and Liabilities
June 30, 1998 (unaudited)



                                     High Yield     Government     Bond
                                      Fund            Fund         Fund

ASSETS
Investments, at value (Notes 1 and 2)
     Investment securities           $6,182,162     $5,320,479    $898,854
     Repurchase agreements              254,000        199,000     117,000
     Total investments               $6,436,162     $5,519,479  $1,015,854
Cash                                      2,091          1,317         451
Receivables
     Dividends and interest             169,990         66,972      13,542
     Total Assets                    $6,608,243     $5,587,768  $1,029,847

LIABILITIES
Payables
     Dividends                           $8,785         $1,871        $314
     Capital shares redeemed              2,812          1,261          --
     Total liabilities                  $11,597         $3,132        $314

NET ASSETS (Note 6)                  $6,596,646     $5,584,636  $1,029,533
CAPITAL SHARES OUTSTANDING              915,246        561,700      49,575
NET ASSET VALUE PER SHARE                 $7.21          $9.94      $20.77

Statement of Operations
Six Months Ended June 30, 1998 (unaudited)



                               High Yield Fund     Government Fund     Bond Fund

INVESTMENT INCOME (Note 1)
Interest income                       $294,469          $171,415     $31,028
Other income                            12,500                --          --
     Total investment income          $306,969          $171,415     $31,028

EXPENSES (Notes 3 and 5)
Investment advisory fee                $20,297           $17,188      $2,559
Transfer agent, administrative,
registration and professional expenses  17,212            14,301       3,070
     Total expenses                    $37,509           $31,489      $5,629

NET INVESTMENT INCOME                 $269,460          $139,926     $25,399

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments$38,215           $43,894        $268
Net unrealized appreciation
  (depreciation) of investments        (38,953)          (15,830)      1,203

NET GAIN (LOSS) ON INVESTMENTS            (738)           28,064       1,471

TOTAL INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                     $268,722          $167,990     $26,870

Statements of Changes in Net Assets
For the period indicated


                                  High Yield Fund      Government Fund            Bond Fund
                                  Six        Nine      Six        Nine        Six
                                  Months     Months    Months     Months      Months       Year
                                  Ended      Ended     Ended      Ended       Ended        Ended
                                  June       December  June       December    June         December
                                  30, 1998   31, 1997  30, 1998   31, 1997    30, 1998     31, 1997
                                  (unaudited)          (unaudited)            (unaudited)


INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income          $269,460    $399,808    $139,926    $223,044     $25,399     $108,414
Net realized gain (loss) on
    investments                  38,215      80,365      43,894     (64,210)        268        4,737
Net unrealized appreciation
  (depreciation) of investments (38,953)    112,883     (15,830)    333,544       1,203         (273)
Total increase in net assets
   resulting from operations   $268,722    $593,056    $167,990    $492,378     $26,870     $112,878

DISTRIBUTIONS TO SHAREHOLDERS
     From net investment income(269,460)   (399,808)   (139,926)   (223,044)    (25,399)    (109,872)

CAPITAL SHARE TRANSACTIONS
   (Note 8)                      80,933      69,342      57,529    (561,940)    (98,470)  (2,964,462)

TOTAL INCREASE (DECREASE) IN
   NET ASSETS                    80,195     262,590      85,593    (292,606)    (96,999)  (2,961,456)

NET ASSETS
     Beginning of period     $6,516,451  $6,253,861  $5,499,019  $5,791,625  $1,126,532   $4,087,988
     End of period           $6,596,646  $6,516,451  $5,584,612  $5,499,019  $1,029,533   $1,126,532

Financial Highlights

Selected data for a share outstanding throughout each period:

                                                                                                Ratio of
                     Net                                                               Ratio of net
       Net           realized &        Distri-                   Net           Net     expenses investment
       asset  Net    unrealized        butions                   asset         assets  to      income
       value  invest. gain  Total from from netDist.             value         end of  average (loss)     Port.
       begin  income (loss) on invest. invest. fm. cap.Total     end of Total  period  net     to average turnover
       period (loss) invest's operat's income  gains   dist'ions period return (1000s) assets  net assets rate



High Yield Fund

19985 $7.208 $0.247   --     $0.247  $(0.247)  --     $(0.247)  $7.210   6.40%  $6,597   1.15%4  8.26%4      22%
19972  7.009  0.428  $0.199   0.627   (0.428)  --      (0.428)   7.208   9.12    6,516   1.204   7.904       38
19973  7.162  0.574  (0.153)  0.421   (0.574)  --      (0.574)   7.009   6.06    6,254   1.44    8.07        95
19963  6.938  0.608   0.224   0.832   (0.608)  --      (0.608)   7.162  12.32    6,790   1.60    8.47       237
19953  7.285  0.597  (0.347)  0.250   (0.597)  --      (0.597)   6.938   3.75    6,726   1.52    8.56       243
19943  7.455  0.606  (0.170)  0.436   (0.606)  --      (0.606)   7.285   5.89    7,702   1.54    8.02       251
19933  7.255  0.674   0.200   0.874   (0.674)  --      (0.674)   7.455  12.69    7,329   1.52    9.26        73


Government Fund

19985 $9.892 $0.208  $0.048  $0.256  $(0.208)  --     $(0.208)  $9.940   2.63%  $5,585   1.14%4  5.07%4      46%
19972  9.434  0.384   0.458   0.842   (0.384)  --     (0.384)    9.892   9.07    5,499   1.164   5.264       37
19973  9.705  0.489  (0.271)  0.218   (0.489)  --     (0.489)    9.434   2.29    5,792   1.43    5.09        17
19963  9.551  0.472   0.154   0.626   (0.472)  --     (0.472)    9.705   6.56    6,856   1.59    4.77       190
19953  9.695  0.391  (0.144)  0.247   (0.391)  --     (0.391)    9.551   2.67    7,653   1.52    4.12       318
19943 10.621  0.363  (0.151)  0.212   (0.363) $(0.775)(1.138)    9.695   1.95    8,576   1.54    3.53       287
19933 10.300  0.501   0.854   1.355   (0.501)  (0.533)(1.034)   10.621  13.96    9,734   1.52    4.78       357


Bond Fund1

19985$20.75  $0.42   $0.02   $0.44   $(0.42)     --  $(0.42)   $20.77    2.75%  $1,030   1.08%4  4.89%4      55%
1997  20.63   1.08   (0.121)  1.20    (1.08)     --   (1.08)    20.75    6.04    1,127   1.65    4.79        49
1996  21.17   1.07   (0.55)   0.52    (1.06)     --   (1.06)    20.63    2.55    4,088   1.51    4.86        94
1995  19.62   1.17    1.55    2.72    (1.17)     --   (1.17)    21.17   14.11    5,792   1.35    5.49        58
1994  21.21   1.15   (1.59)  (0.44)   (1.15)     --   (1.15)    19.62   (2.11)   7,166   1.18    5.50        78
1993  21.14   1.03    0.24    1.27    (1.03)  $(0.17) (1.03)    21.21    6.04    9,064   1.19    4.92        68


1 Data prior to June 13, 1997 represents the Madison Bond Fund.
2 For the nine-month period ended June 30, 1998.
3 For the year ended March 31.
4 Annualized.
5 For the six month period ended June 30, 1998.


Note:
Effective July 31, 1996, the investment advisory services transferred to Madison Mosaic, LLC from Bankers Finance Investment Management Corp. (See Note 3).

Mosaic Income Trust
Notes to Financial Statements
June 30, 1998


1. Summary of Significant Accounting Policies. Mosaic Income Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment manage-ment company. The Trust maintains three separate funds whose principal objec-tives are to obtain high current income. The High Yield Fund invests in long-term debt securities which may include securities rated as low as "Caa" or "CCC" by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respec-tively. The Government Fund invests in securities of the U. S. Government and its agencies. The Bond Fund invests in investment grade corporate and govern-ment fixed-income securities. Data for the Bond Fund prior to June 13, 1997 represents the former Madison Bond Fund, Inc.

Securities Valuation: Securities having maturities of 60 days or less are valued at amortized cost, if determined to approximate market value. Securities having longer maturities, for which market quotations are readily available, are valued at the mean between their bid and asked prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Trustees. Investment transactions are recorded on the trade date. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes. Repurchase Agreements are valued at amortized cost, which approximates market value.

Investment Income: Interest income, net of amortization of premium or discount, and other income (if any) is accrued as earned.

Dividends: Net investment income, determined as gross investment income less expenses, is declared as a regular dividend each business day. Dividends are distributed to shareholders or reinvested in additional shares as of the close of business at the end of each month. Capital gain distributions, if any, are declared and paid annually at calendar year end. Additional distributions may be made if necessary.

Income Tax: In accordance with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, all of the taxable income of each fund is distributed to its shareholders, and therefore no federal income tax provision is required. As of June 30, 1998, the High Yield, Government and Bond Funds had available for federal income tax purposes unused capital loss carryovers of $1,591,956, expiring from December 31, 1998 through December 31, 2002, and $378,370, expiring December 31, 2003 through December 31, 2005, and $293,304, expiring December 31, 2002 through December 31, 2005, respectively.

Share Subscriptions: Shares purchased by check or otherwise not paid for in immediately available funds are accounted for as share subscriptions receivable and shares reserved for subscriptions.

Use of Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fiscal Year: Beginning April 1, 1997, the Trust changed its fiscal year end to December 31.

2. Investments in Repurchase Agreements. When the Trust purchases securities under agreements to resell, the securities are held for safekeeping by the Trust's custodian bank as collateral. Should the market value of the securi-ties purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping with the Trust's custodian bank. Repurchase agreements may be terminated within seven days. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other registered investment companies having Advisory and Services Agreements with the same advisor, transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations.

3. Investment Advisory Fees and Other Transactions with Affiliates. The Investment Advisor to the Trust, Madison Mosaic, LLC ("the Advisor"), earns an advisory fee equal to 0.625% per annum of the average net assets of the Trust's High Yield and Government Funds and 0.50% per annum of the average net assets of the Bond Fund; the fees are accrued daily and are paid monthly. The Advisory Agreement between the Trust and the Advisor was approved at the special meeting of the Trust's shareholders on July 29, 1996. The Advisor purchased the investment management assets of Bankers Finance Investment Management Corp. ("BFIMC"), the Trust's previous investment advisor, effective July 31, 1996.

The Advisor is responsible for the fees and expenses of Trustees who are affiliated with the Advisor and certain promotional expenses. For the six month period ended June 30, 1998, outside Trustee fees were $1,500 for the Trust.

4. Aggregate Cost and Unrealized Appreciation (Depreciation). The aggregate cost for federal income tax purposes and the net unrealized appreciation are stated as follows as of June 30, 1998:

                               High Yield     Government     Bond
                                  Fund          Fund         Fund

Aggregate cost                 $6,483,340     $5,409,371     $1,006,556
Gross unrealized appreciation  $  245,855     $  112,574     $   10,336
Gross unrealized depreciation    (293,033)        (2,466)        (1,038)
Net unrealized appreciation
 (depreciation)                  $(47,178)      $110,108      $   9,298

5. Other Expenses. Effective November 1, 1997, all expenses and support services are provided by the Advisor under a Services Agreement for a fee based on a percentage of average net assets. This percentage is 0.53% for the High Yield Fund, 0.52% for the Government Fund and 0.60% for the Bond Fund. Prior to November 1, 1997, with the exception of certain expenses of the Trust payable by it directly, all support services were provided to the Trust under a services agreement between the Trust and the Advisor, pursuant to which such services were provided for amounts not exceeding the cost to the Advisor. For the period ended June 30, 1998, operating expenses of $17,212 for the High Yield Fund, $14,301 for the Government Fund and $3,070 for the Bond Fund have been paid to the Advisor under the Services Agreement.


6.  Net Assets.  At June 30, 1998, net assets include the following:


                                   High Yield     Government     Bond
                                      Fund          Fund         Fund

Net paid in capital on shares of
    beneficial interest             $8,235,780    $5,852,874   $1,313,587
Distribution in excess of net
    investment income                     --             --           (48)
Accumulated net realized losses     (1,591,956)     (378,370)    (293,304)
Net unrealized appreciation
   (depreciation) of investments       (47,178)      110,108        9,298

Total net assets                    $6,596,646    $5,584,612   $1,029,533

6. Investment Transactions. Purchases and sales of securities other than short-term securities for the six month period ended June 30, 1998 were as follows:

                High Yield Fund     Government Fund     Bond Fund


 Purchases      $1,377,527          $2,468,984          $512,273
 Sales          $1,518,599          $2,501,311          $627,119

7. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares for the following periods were:


                        High Yield Fund          Government Fund             Bond Fund
                      Six Months   Nine Months  Six Months  Nine Months     Six Months     Year
                      Ended        Ended        Ended       Ended           Ended          Ended
                      June 30,     December     June 30,    December        June 30,       December
                      1998         31, 1997     1998        31, 1997        1998           31, 1997

In Dollars
Shares sold            $946,317     $1,756,590   $372,930    $500,312         $20,980        $80,744
Shares issued in
 reinvestment of
 dividends              214,336        326,962    128,306     205,143          23,198         83,381
Total shares issued   1,160,653      2,083,552    501,236     705,455          44,178        164,125
Shares redeemed      (1,079,720)    (2,014,210)  (443,707) (1,267,395)       (142,648)    (3,128,587)
Net increase
 (decrease)             $80,933        $69,342    $57,529   $(561,940)       $(98,470)   $(2,964,462)

In Shares
Shares sold             130,355        245,860     37,555      51,880           1,010          6,491
Shares issued in
 reinvestment of
 dividends               29,505         45,466     12,933      21,075           1,117          1,490
Total shares issued     159,860        291,326     50,488      72,955           2,127          7,981
Shares redeemed        (148,646)      (279,507)   (44,699)   (130,825)         (6,832)      (151,880)
Net increase (decrease)  11,214         11,819      5,789     (57,870)         (4,705)      (143,899)

Telephone Numbers
Shareholder Service
  Washington, DC area:  703 528-6500
  Toll-free nationwide: 1 888 670-3600

Mosaic Tiles (24 hour automated information)
  Toll-free nationwide: 1 800 336-3063

The Mosaic Family of Mutual Funds

Mosaic Equity Trust
  Mosaic Investors Fund
  Mosaic Balanced Fund
  Mosaic Mid-Cap Growth Fund
  Mosaic Foresight Fund

Mosaic Income Trust
  Mosaic High Yield Fund
  Mosaic Government Fund
  Mosaic Bond Fund

Mosaic Tax-Free Trust
  Mosaic Tax-Free Arizona Fund
  Mosaic Tax-Free Maryland Fund
  Mosaic Tax-Free Missouri Fund
  Mosaic Tax-Free Virginia Fund
  Mosaic Tax-Free National Fund
  Mosaic Tax-Free Money Market

Mosaic Government Money Market

For more complete information on any Mosaic Fund, including charges and expenses, request a prospectus by calling the numbers above. Read it carefully before you invest or send money.

1655 Ft. Myer Drive, 10th floor
Arlington, Virginia  22209-3108

http://www.mosaicfunds.com